Income (loss) Per Share	12 Months Ended
Dec. 31, 2021
Income (Loss) Per Share [abstract]
INCOME (LOSS) PER SHARE

Note 25: - Income (loss) Per Share

a.	Details of the number of shares and income (loss) used in the computation of income (loss) per share

	Year Ended December 31,
	2021		2020		2019
	Weighted Number of Shares	Income Attributed to equity holders of the Company	Weighted Number of Shares	Income Attributed to equity holders of the Company	Weighted Number of Shares	Loss Attributed to equity holders of the Company
		U.S. Dollars in thousands		U.S. Dollars in thousands		U.S. Dollars in thousands
For the computation of basic income (loss)	44,771,766	$118	44,140,771	$17,140	40,320,888	$22,251
Effect of potential dilutive ordinary shares	130,177	-	449,107	-	260,739	-

For the computation of diluted income (loss)	44,901,943	$17,140	44,589,878	$17,140	40,581,627	$22,251

b.	The computation of the diluted income per share for the years ending December 31, 2021, 2020 and 2019 took into account the options and RSs due to their dilutive effect.